Pacer Trendpilot® US Mid Cap ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Communication Services - 1.6%
New York Times Co. - Class A	17,699	$ 1,325,478
Nexstar Media Group, Inc. (a)	3,166	603,218
Pinterest, Inc. - Class A (b)	52,834	1,268,545
Roku, Inc. (b)	14,417	2,090,609
Sirius XM Holdings, Inc. (a)	20,676	612,423
Warner Music Group Corp. - Class A	16,300	423,148
		6,323,421

Consumer Discretionary - 10.4%
Abercrombie & Fitch Co. - Class A (b)	4,923	490,035
Aramark	28,941	1,648,769
Autoliv, Inc.	7,623	938,925
AutoNation, Inc. (a)(b)	2,754	584,950
Bath & Body Works, Inc.	22,125	445,155
BorgWarner, Inc. (a)	22,574	1,438,867
Boyd Gaming Corp.	6,034	513,252
Brunswick Corp.	7,217	570,143
Burlington Stores, Inc. (b)	6,914	2,547,671
Capri Holdings Ltd. (b)	12,799	203,888
Cava Group, Inc. (b)	11,047	720,596
Chewy, Inc. - Class A (b)	26,405	596,753
Choice Hotels International, Inc. (a)	2,231	248,734
Churchill Downs, Inc.	7,346	619,268
Columbia Sportswear Co.	2,722	161,632
Crocs, Inc. (b)	5,483	701,879
Dick's Sporting Goods, Inc. (a)	7,247	1,419,760
Duolingo, Inc. (b)	4,430	597,208
Dutch Bros, Inc. - Class A (a)(b)	14,087	927,347
Five Below, Inc. (b)	6,116	1,327,967
Floor & Decor Holdings, Inc. (a)(b)	11,941	687,443
GameStop Corp. (a)(b)	45,625	990,975
Gap, Inc.	24,527	492,747
Gentex Corp.	23,357	545,620
Graham Holdings Co. - Class B	370	445,310
Grand Canyon Education, Inc. (b)	2,879	418,434
H&R Block, Inc.	14,030	617,741
Harley-Davidson, Inc.	11,545	283,314
Hilton Grand Vacations, Inc. (b)	6,666	307,569
Hyatt Hotels Corp. - Class A (a)	4,517	786,229
KB Home (a)	6,838	375,885
Lear Corp. (a)	5,508	719,565
Lithia Motors, Inc. (a)	2,501	963,935
Macy's, Inc.	29,035	720,649
Mattel, Inc. (b)	31,872	480,948
Murphy USA, Inc.	1,850	1,124,356
Ollie's Bargain Outlet Holdings, Inc. (b)	6,677	490,559
Penske Automotive Group, Inc. (a)	1,990	432,447
Planet Fitness, Inc. - Class A (b)	8,679	485,243
Polaris, Inc.	5,995	402,145
PVH Corp.	5,071	439,453
RH (b)	1,668	276,087
Service Corp. International	15,168	1,307,330
SharkNinja, Inc. (a)(b)	7,762	1,255,659

Somnigroup International, Inc. (a)	23,232	1,517,747
Texas Roadhouse, Inc.	7,225	1,484,304
Thor Industries, Inc.	5,860	439,324
Toll Brothers, Inc.	10,443	1,523,529
Travel + Leisure Co.	6,848	520,585
Vail Resorts, Inc. (a)	3,938	588,258
Valvoline, Inc. (a)(b)	14,119	542,311
VF Corp. (a)	36,441	521,835
Visteon Corp. (a)	2,942	307,557
Whirlpool Corp. (a)	7,025	263,438
Wingstop, Inc.	2,995	387,823
Wyndham Hotels & Resorts, Inc.	8,226	615,798
YETI Holdings, Inc. (b)	8,330	407,670
		40,872,621

Consumer Staples - 3.3%
Albertsons Cos., Inc. - Class A	39,051	452,211
BJ's Wholesale Club Holdings, Inc. (b)	14,008	1,369,702
Boston Beer Co., Inc. - Class A (b)	834	152,789
Celsius Holdings, Inc. (a)(b)	17,574	513,336
Coca-Cola Consolidated, Inc.	6,213	1,167,423
Darling Ingredients, Inc. (b)	17,510	1,061,806
elf Beauty, Inc. (b)	6,408	531,159
Ingredion, Inc.	6,986	694,827
Maplebear, Inc. (b)	18,047	804,896
Marzetti Co.	2,191	234,152
Performance Food Group Co. (b)	17,266	1,975,058
Pilgrim's Pride Corp.	4,607	126,047
Post Holdings, Inc. (b)	4,377	400,102
Sprouts Farmers Market, Inc. (a)(b)	10,317	899,230
US Foods Holding Corp. (b)	24,281	2,442,426
		12,825,164

Energy - 4.9%
Antero Midstream Corp.	36,712	806,563
Antero Resources Corp. (b)	32,448	1,172,671
Chord Energy Corp.	6,194	869,514
CNX Resources Corp. (a)(b)	15,757	564,101
DT Midstream, Inc.	11,261	1,554,018
HF Sinclair Corp.	16,807	1,537,336
Matador Resources Co. (a)	12,855	641,336
Murphy Oil Corp.	14,874	591,093
NOV, Inc.	39,490	767,291
Ovintiv, Inc.	30,272	1,890,789
PBF Energy, Inc. - Class A	9,209	665,626
Permian Resources Corp.	86,527	1,843,890
Range Resources Corp.	25,888	1,039,144
TechnipFMC PLC	43,908	3,146,447
Valaris Ltd. (a)(b)	7,137	565,179
Viper Energy, Inc. - Class A	21,303	950,327
Weatherford International PLC	7,886	692,312
		19,297,637

Financials - 15.0%
Affiliated Managers Group, Inc.	2,897	1,062,417
Ally Financial, Inc.	30,647	1,327,934
American Financial Group, Inc.	7,584	1,074,804
Associated Banc-Corp. (a)	18,140	560,163
Bank OZK	11,363	582,922

Brighthouse Financial, Inc. (b)	6,336	392,262
Carlyle Group, Inc.	28,570	1,314,791
CNO Financial Group, Inc.	10,241	564,177
Columbia Banking System, Inc.	31,749	992,791
Commerce Bancshares, Inc.	14,904	883,360
Corebridge Financial, Inc. (a)	26,548	828,032
Cullen Frost Bankers, Inc. (a)	6,909	1,149,243
East West Bancorp, Inc.	15,055	1,972,205
Equitable Holdings, Inc.	30,928	1,473,719
Essent Group Ltd. (a)	10,109	666,790
Euronet Worldwide, Inc. (b)	3,884	277,046
Evercore, Inc.	4,258	1,364,944
Federated Hermes, Inc.	7,965	477,581
Fidelity National Financial, Inc.	27,798	1,434,099
First American Financial Corp.	11,301	847,462
First Financial Bankshares, Inc.	14,451	507,808
First Horizon Corp.	52,051	1,334,588
FirstCash Holdings, Inc.	4,252	867,451
Flagstar Bank NA	33,214	472,303
FNB Corp.	39,169	740,294
Glacier Bancorp, Inc.	14,264	703,073
Hamilton Lane, Inc. - Class A	4,533	403,029
Hancock Whitney Corp.	8,994	692,538
Hanover Insurance Group, Inc.	3,851	895,858
Home BancShares, Inc.	20,730	644,081
Houlihan Lokey, Inc.	5,976	749,928
International Bancshares Corp. (a)	5,997	459,010
Jefferies Financial Group, Inc.	18,036	984,766
Kinsale Capital Group, Inc.	2,413	860,041
MGIC Investment Corp.	23,197	696,838
Morningstar, Inc.	2,421	466,212
Old National Bancorp	37,902	1,009,709
Old Republic International Corp.	24,576	1,061,929
Pinnacle Financial Partners, Inc.	16,539	1,740,399
Primerica, Inc.	3,423	1,095,223
Prosperity Bancshares, Inc.	12,982	971,962
Reinsurance Group of America, Inc.	7,205	1,706,504
RenaissanceRe Holdings Ltd.	4,692	1,501,346
RLI Corp.	10,179	623,362
Ryan Specialty Holdings, Inc. (a)	12,654	558,801
SEI Investments Co.	10,045	1,034,434
Selective Insurance Group, Inc.	6,664	631,681
Shift4 Payments, Inc. - Class A (a)(b)	6,440	341,320
SLM Corp.	20,686	537,733
SouthState Bank Corp.	10,714	1,125,934
Stifel Financial Corp.	16,890	1,400,350
Texas Capital Bancshares, Inc.	4,800	474,480
Toast, Inc. - Class A (b)	51,537	1,663,099
UMB Financial Corp. (a)	7,905	1,151,996
United Bankshares, Inc.	15,106	731,886
Unum Group (a)	16,176	1,392,915
Valley National Bancorp (a)	52,409	748,925
Voya Financial, Inc.	9,946	988,931
Webster Financial Corp.	17,817	1,375,829
Western Alliance Bancorp	11,268	906,961
WEX, Inc. (b)	3,809	712,131
Wintrust Financial Corp.	7,421	1,183,946
Zions Bancorp	16,167	1,126,840
		58,523,186

Health Care - 10.0%
Arrowhead Pharmaceuticals, Inc. (b)	15,508	1,312,752
Avantor, Inc. (b)	75,616	1,041,989
BioMarin Pharmaceutical, Inc. (b)	21,272	1,276,745
Bio-Rad Laboratories, Inc. - Class A (b)	1,984	645,752
BrightSpring Health Services, Inc. (b)	17,500	1,044,925
Bruker Corp. (a)	12,290	772,304
Chemed Corp.	1,458	776,021
Cytokinetics, Inc. (b)	14,892	1,148,620
Dentsply Sirona, Inc. (a)	21,419	286,372
Doximity, Inc. - Class A (b)	14,760	308,632
Elanco Animal Health, Inc. (b)	54,996	1,450,245
Encompass Health Corp.	10,882	1,208,664
Ensign Group, Inc.	6,387	1,137,908
Envista Holdings Corp. (b)	18,174	496,332
Exelixis, Inc. (b)	27,665	1,467,075
Globus Medical, Inc. - Class A (b)	12,456	981,408
Haemonetics Corp. (a)(b)	5,030	430,266
Halozyme Therapeutics, Inc. (b)	13,123	1,083,172
HealthEquity, Inc. (a)(b)	9,282	933,862
Hims & Hers Health, Inc. (a)(b)	23,451	651,234
Illumina, Inc. (b)	16,623	3,409,377
Jazz Pharmaceuticals PLC (b)	6,905	1,745,998
Krystal Biotech, Inc. (b)	1,970	672,006
Lantheus Holdings, Inc. (b)	7,141	711,529
LivaNova PLC (b)	6,061	485,729
Medpace Holdings, Inc. (b)	2,494	1,439,312
Molina Healthcare, Inc. (b)	3,918	766,439
Neurocrine Biosciences, Inc. (b)	11,072	1,846,810
Option Care Health, Inc. (b)	17,605	405,443
Penumbra, Inc. (b)	4,350	1,397,177
Repligen Corp. (b)	5,873	828,152
Roivant Sciences Ltd. (a)(b)	49,702	1,685,395
Sotera Health Co. (b)	29,087	519,494
Tenet Healthcare Corp. (b)	9,467	2,412,002
United Therapeutics Corp. (b)	4,661	2,413,046
		39,192,187

Industrials - 24.9%
AAON, Inc.	7,495	667,505
Acuity, Inc.	3,303	1,084,672
Advanced Drainage Systems, Inc.	7,936	1,098,977
AECOM	14,214	1,028,951
AeroVironment, Inc. (a)(b)	3,529	527,127
AGCO Corp.	6,663	680,692
Alaska Air Group, Inc. (b)	12,223	579,981
Allison Transmission Holdings, Inc. (a)	9,150	1,048,041
American Airlines Group, Inc. (b)	72,590	1,108,449
API Group Corp. (b)	42,425	1,683,424
Applied Industrial Technologies, Inc.	4,068	1,404,314
ATI, Inc. (b)	15,024	2,816,099
Avis Budget Group, Inc. (a)(b)	1,881	258,525
Booz Allen Hamilton Holding Corp.	13,354	931,041
Brink's Co.	4,532	536,815
BWX Technologies, Inc.	10,071	1,698,978
CACI International, Inc. - Class A (a)(b)	2,432	1,210,528
Carlisle Cos., Inc.	4,443	1,599,125
Carpenter Technology Corp.	5,457	2,835,785

Clean Harbors, Inc. (b)	5,459	1,708,012
CNH Industrial NV (a)	96,776	991,954
Core & Main, Inc. - Class A (a)(b)	20,714	910,795
Crane Co.	5,421	1,157,167
Curtiss-Wright Corp.	4,076	2,951,024
Donaldson Co., Inc.	12,793	1,205,612
Dycom Industries, Inc. (b)	3,320	1,331,552
EnerSys	4,081	759,270
Esab Corp.	6,332	547,908
ExlService Holdings, Inc. (b)	16,794	569,820
Exponent, Inc. (a)	5,376	359,386
Flowserve Corp.	14,082	1,070,091
Fluor Corp. (b)	15,321	768,655
Fortune Brands Innovations, Inc.	13,123	646,439
FTI Consulting, Inc. (b)	3,259	519,419
GATX Corp.	3,907	698,845
Genpact Ltd.	17,565	617,761
Graco, Inc.	18,357	1,457,179
GXO Logistics, Inc. (b)	12,692	636,631
Hexcel Corp.	8,302	854,691
IES Holdings, Inc. (b)	973	724,437
ITT, Inc.	9,825	1,925,503
KBR, Inc.	14,076	515,322
Kirby Corp. (b)	5,885	771,759
Knight-Swift Transportation Holdings, Inc.	17,975	1,249,802
Kratos Defense & Security Solutions, Inc. (b)	20,663	962,896
Landstar System, Inc.	3,735	652,766
Lincoln Electric Holdings, Inc.	6,020	1,573,086
Louisiana-Pacific Corp.	7,026	508,893
MasTec, Inc. (b)	6,795	1,787,764
Maximus, Inc.	5,762	347,161
Middleby Corp. (b)	4,565	609,793
Moog, Inc. - Class A (a)	3,130	1,220,230
MSA Safety, Inc.	4,032	767,169
MSC Industrial Direct Co., Inc. - Class A	5,076	626,378
Mueller Industries, Inc.	24,298	1,613,630
Nextpower, Inc. - Class A (b)	16,320	1,466,678
nVent Electric PLC	17,837	2,743,866
Oshkosh Corp.	6,840	974,084
Owens Corning (a)	8,912	1,237,877
Parsons Corp. (a)(b)	5,938	262,519
Paylocity Holding Corp. (b)	4,748	654,725
RB Global, Inc. (a)	20,501	2,249,780
RBC Bearings, Inc. (b)	3,469	1,912,494
Regal Rexnord Corp.	7,353	1,509,056
Ryder System, Inc.	4,244	1,088,246
Saia, Inc. (a)(b)	2,933	1,019,599
Science Applications International Corp.	4,729	553,908
Sensata Technologies Holding PLC (a)	16,150	747,584
Simpson Manufacturing Co., Inc.	4,528	850,087
SPX Technologies, Inc. (b)	5,543	1,217,354
StandardAero, Inc. (a)(b)	20,920	613,165
Sterling Infrastructure, Inc. (b)	3,380	2,017,083
Terex Corp.	12,605	792,098
Tetra Tech, Inc.	28,580	947,713
Timken Co.	6,970	958,724
Toro Co.	10,728	985,581
TransUnion	21,306	1,675,078
Trex Co., Inc. (b)	11,396	494,131
UFP Industries, Inc.	6,195	537,354

UL Solutions, Inc.	8,558	784,255
Valmont Industries, Inc.	2,136	1,028,911
Vicor Corp. (a)(b)	2,564	531,697
Watsco, Inc. (a)	3,867	1,196,063
Watts Water Technologies, Inc. - Class A	3,034	1,049,127
WESCO International, Inc.	5,355	1,839,389
Woodward, Inc.	6,554	2,364,355
XPO Logistics, Inc. (b)	12,909	2,594,322
		97,314,732

Information Technology - 13.7%
Advanced Energy Industries, Inc.	4,201	1,216,274
Allegro MicroSystems, Inc. (a)(b)	13,767	571,331
Amkor Technology, Inc.	12,621	629,409
Appfolio, Inc. - Class A (b)	2,645	476,603
Arrow Electronics, Inc. (b)	5,627	1,218,639
Avnet, Inc.	9,077	806,401
Belden, Inc.	4,287	531,802
Bentley Systems, Inc. - Class B	16,512	585,185
BILL Holdings, Inc. (b)	9,581	432,391
Cirrus Logic, Inc. (b)	5,608	725,395
Cognex Corp.	18,375	1,198,785
Commvault Systems, Inc. (b)	4,526	533,163
Crane NXT Co.	5,311	275,906
DigitalOcean Holdings, Inc. (b)	9,009	1,058,557
Docusign, Inc. (b)	21,312	1,168,537
Dolby Laboratories, Inc. - Class A	6,738	396,262
Dropbox, Inc. - Class A (b)	16,427	534,863
Dynatrace, Inc. (b)	32,374	1,434,816
Entegris, Inc.	16,743	1,993,254
Fabrinet (b)	3,945	1,717,692
Guidewire Software, Inc. (b)	9,303	1,413,498
InterDigital, Inc.	2,854	869,971
IPG Photonics Corp. (b)	2,802	238,338
Kyndryl Holdings, Inc. (b)	25,299	342,801
Lattice Semiconductor Corp. (b)	15,101	1,876,601
Littelfuse, Inc.	2,775	1,226,911
MACOM Technology Solutions Holdings, Inc. (b)	7,218	1,814,894
Manhattan Associates, Inc. (b)	6,507	1,245,180
MKS, Inc.	7,442	2,213,623
Novanta, Inc. (a)(b)	3,915	558,083
Nutanix, Inc. - Class A (b)	29,239	1,725,393
Okta, Inc. (b)	18,484	2,623,434
Onto Innovation, Inc. (b)	5,469	1,414,174
Pegasystems, Inc.	10,107	308,769
Pure Storage, Inc. (b)	34,779	2,683,895
Qualys, Inc. (b)	3,850	557,288
Rambus, Inc. (b)	11,915	1,084,622
Sanmina Corp. (b)	5,930	1,100,371
Semtech Corp. (b)	10,212	1,203,178
Silicon Laboratories, Inc. (b)	3,633	790,178
SiTime Corp. (b)	2,431	1,301,071
Synaptics, Inc. (b)	4,207	451,495
TD Synnex Corp.	8,218	2,101,343
TTM Technologies, Inc. (b)	11,444	1,321,095
Twilio, Inc. - Class A (b)	16,694	3,294,561
UiPath, Inc. - Class A (a)(b)	47,404	604,875
Universal Display Corp.	4,795	384,367
Viavi Solutions, Inc. (b)	25,655	947,952

Vontier Corp. (a)	15,569	500,232
		53,703,458

Materials - 5.5%
Alcoa Corp.	29,028	1,313,807
AptarGroup, Inc.	7,055	945,088
Ashland, Inc. (a)	4,919	357,168
Avient Corp.	10,162	369,084
Axalta Coating Systems Ltd. (b)	23,653	847,014
Cabot Corp.	5,733	504,619
Cleveland-Cliffs, Inc. (b)	63,230	728,410
Coeur Mining, Inc.	113,657	1,694,626
Commercial Metals Co. (a)	12,197	838,178
Crown Holdings, Inc.	12,118	1,428,106
Eagle Materials, Inc. (a)	3,456	708,273
Graphic Packaging Holding Co. (a)	32,837	352,341
Greif, Inc. - Class A	2,824	244,417
Hecla Mining Co.	74,156	1,047,083
Knife River Corp. (b)	6,282	459,654
MP Materials Corp. (a)(b)	14,810	612,690
NewMarket Corp.	844	717,535
Olin Corp. (a)	12,261	226,951
Reliance, Inc.	5,609	2,277,815
Royal Gold, Inc.	8,970	1,779,199
RPM International, Inc.	14,026	1,501,764
Scotts Miracle-Gro Co.	4,952	325,247
Silgan Holdings, Inc. (a)	9,730	389,005
Solstice Advanced Materials, Inc.	17,576	1,057,548
Sonoco Products Co. (a)	10,944	616,804
Westlake Chemical Corp.	3,699	260,779
		21,603,205

Real Estate - 0.5%
Jones Lang LaSalle, Inc. (b)	5,097	1,809,588

Utilities - 3.0%
Black Hills Corp. (a)	8,360	595,316
Essential Utilities, Inc.	31,320	1,248,102
IDACORP, Inc. (a)	6,079	868,750
National Fuel Gas Co.	10,527	866,477
New Jersey Resources Corp.	11,096	642,347
Northwestern Energy Group, Inc.	6,810	468,119
OGE Energy Corp.	22,747	1,077,070
ONE Gas, Inc.	6,887	534,776
Ormat Technologies, Inc.	6,821	665,593
Portland General Electric Co. (a)	12,831	632,953
Southwest Gas Holdings, Inc.	7,123	636,796
Spire, Inc.	6,553	523,323
Talen Energy Corp. (b)	5,009	1,673,507
TXNM Energy, Inc.	10,856	628,780
UGI Corp.	23,765	858,392
		11,920,301
TOTAL COMMON STOCKS (Cost $326,027,259)		363,385,500

REAL ESTATE INVESTMENT TRUSTS - 7.1%	Shares	Value
Financials - 0.1%
Starwood Property Trust, Inc.	38,595	616,748

Real Estate - 7.0%
Agree Realty Corp.	13,264		1,031,939
American Healthcare REIT, Inc.	21,136		1,175,162
American Homes 4 Rent - Class A	34,743		1,161,111
Annaly Capital Management, Inc.	80,507		1,829,119
Brixmor Property Group, Inc.	33,942		1,069,512
CareTrust REIT, Inc.	25,912		1,086,749
COPT Defense Properties (a)	12,521		475,297
Cousins Properties, Inc.	18,083		570,519
CubeSmart	24,880		1,031,525
EastGroup Properties, Inc.	5,903		1,233,786
EPR Properties	8,448		524,367
Equity LifeStyle Properties, Inc.	21,379		1,391,132
First Industrial Realty Trust, Inc.	14,672		966,005
Gaming and Leisure Properties, Inc.	31,324		1,403,002
Healthcare Realty Trust, Inc.	38,076		799,977
Independence Realty Trust, Inc.	26,215		435,955
Kilroy Realty Corp.	11,754		456,290
Kite Realty Group Trust	22,272		637,425
Lamar Advertising Co. - Class A	9,614		1,537,855
NNN REIT, Inc.	21,028		999,251
Omega Healthcare Investors, Inc.	32,717		1,656,462
Park Hotels & Resorts, Inc.	22,347		336,546
Rayonier, Inc.	30,438		662,940
Rexford Industrial Realty, Inc.	24,564		927,782
Sabra Health Care REIT, Inc.	27,911		590,876
STAG Industrial, Inc.	21,144		808,969
Vornado Realty Trust	17,360		683,810
WP Carey, Inc. (a)	24,477		1,801,507
			27,284,870
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,146,421)			27,901,618

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.0%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (c)	35,192,395		35,192,395
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $35,192,395)			35,192,395

TOTAL INVESTMENTS - 108.9% (Cost $386,366,075)			426,479,513
Liabilities in Excess of Other Assets - (8.9)%		(0.08946)	(35,019,138)
TOTAL NET ASSETS - 100.0%			$ 391,460,375

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $34,068,925.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Trendpilot® US Mid Cap ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 363,385,500	$ –	$ –	$ 363,385,500
Real Estate Investment Trusts	27,901,618	–	–	27,901,618
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	35,192,395
Total Investments	$ 391,287,118	$ –	$ –	$ 426,479,513

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.